Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Schedule of provisions
	2018 MCh$	2019 MCh$
Provision for minimum dividends	178,462	177,902
Provisions for contingent loan risks	25,016	24,971
Provisions for other contingencies	468	501
Total	203,946	203,374

Schedule of changes in provision

	Minimum dividends MCh$	Contingent loan risks MCh$	Other MCh$	Total MCh$

Balances as of January 1, 2018	172,804	22,975	21,733	217,512
Provisions established	178,462	2,041	3	180,506
Provisions used	(172,804)	―	(19,347)	(192,151)
Provisions released	―	―	(1,921)	(1,921)
Balances as of December 31, 2018	178,462	25,016	468	203,946

Balances as of January 1, 2019	178,462	25,016	468	203,946
Provisions established	177,902	―	33	177,935
Provisions used	(178,462)	(45)	―	(178,507)
Provisions released	―	―	―	―
Balances as of December 31, 2019	177,902	24,971	501	203,374

Schedule of impairment of losses on contingent loan risks

	Outstanding exposure		ECL
	2018 MCh$	2019 MCh$	2018 MCh$	2019 MCh$
Foreign office guarantees and standby letters of credit	341,676	280,838	428	63
Confirmed foreign letters of credit	56,764	94,673	29	4
Issued foreign letters of credit	388,396	316,916	93	51
Performance guarantees	2,232,682	2,283,390	4,080	4,037
Undrawn credit lines	7,769,325	7,870,260	20,386	20,816
Other commitments	46,561	155,163	―	―
Total	10,835,404	11,001,240	25,016	24,971

Foreign office guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2018
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	332,965	138	8,226	-	-	-	341,329
Substandard	-	-	347	-	-	-	347
Non-complying	-	-	-	-	-	-	-
Total	332,965	138	8,573	-	-	-	341,676

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	249,306	395	30,761	-	-	-	280,462
Substandard	-	-	376	-	-	-	376
Non-complying	-	-	-	-	-	-	-
Total	249,306	395	31,137	-	-	-	280,838

Schedule of change in gross carrying amount and ECL allowances

An analysis of changes in the outstanding exposures on foreign office guarantees and standby letters of credit during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2018	274,563	84	10,388	-	-	-	285,035
Net change on exposures	33,660	24	(4,139)	-	132	-	29,677
Transfer to Stage 1	4,994	-	(4,855)	-	(139)	-	-
Transfer to Stage 2	(6,513)	-	6,513	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	26,261	30	666	-	7	-	26,964
Exposure as of December 31, 2018	332,965	138	8,573	-	-	-	341,676

Outstanding exposure as of January 1, 2019	332,965	138	8,573	-	-	-	341,676
Net change on exposures	(47,268)	273	7,604	7	-	-	(39,384)
Transfer to Stage 1	5,243	7	(5,243)	(7)	-	-	-
Transfer to Stage 2	(22,454)	-	22,454	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	(19,180)	(23)	(2,251)	-	-	-	(21,454)
Exposure as of December 31, 2019	249,306	395	31,137	-	-	-	280,838

An analysis of changes in ECL exposures on foreign office guarantees and standby letters of credit during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2018	256	-	-	-	-	-	256
Net change on exposures	152	(1)	-	-	57	-	208
Transfer to Stage 1	60	-	-	-	(60)	-	-
Transfer to Stage 2	(14)	-	14	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	(56)	-	(14)	-	-	-	(70)
Foreign exchange adjustments	30	1	-	-	3	-	34
ECL as of December 31, 2018	428	-	-	-	-	-	428

ECL exposures as of January 1, 2019	428	-	-	-	-	-	428
Net change on exposures	(366)	-	18	-	-	-	(348)
Transfer to Stage 1	8	-	(8)	-	-	-	-
Transfer to Stage 2	(6)	-	6	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	(1)	-	-	-	-	-	(1)
Changes to models and assumptions	(32)	-	7	-	-	-	(25)
Foreign exchange adjustments	10	-	(1)	-	-	-	9
ECL as of December 31, 2019	41	-	22	-	-	-	63

Confirmed foreign letters of credit
Disclosure of contingent liabilities [line items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2018
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	56,764	-	-	-	-	-	56,764
Substandard	-	-	-	-	-	-	-
Non-complying	-	-	-	-	-	-	-
Total	56,764	-	-	-	-	-	56,764

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	94,673	-	-	-	-	-	94,673
Substandard	-	-	-	-	-	-	-
Non-complying	-	-	-	-	-	-	-
Total	94,673	-	-	-	-	-	94,673

Schedule of change in gross carrying amount and ECL allowances

An analysis of changes in the outstanding exposures on confirmed foreign letters of credit during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2018	64,970	-	-	-	-	-	64,970
Net change on exposures	(15,455)	-	8	-	-	-	(15,447)
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	7,249	-	(8)	-	-	-	7,241
Exposure as of December 31, 2018	56,764	-	-	-	-	-	56,764

Outstanding exposure as of January 1, 2019	56,764	-	-	-	-	-	56,764
Net change on exposures	46,648	-	-	-	-	-	46,648
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	(8,739)	-	-	-	-	-	(8,739)
Exposure as of December 31, 2019	94,673	-	-	-	-	-	94,673

An analysis of changes in ECL exposures on confirmed foreign letters of credit during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2018	23	-	-	-	-	-	23
Net change on exposures	3	-	-	-	-	-	3
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	-	-	-	-	-	-	-
Foreign exchange adjustments	3	-	-	-	-	-	3
ECL as of December 31, 2018	29	-	-	-	-	-	29

ECL exposures as of January 1, 2019	29	-	-	-	-	-	29
Net change on exposures	(24)	-	-	-	-	-	(24)
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	-	-	-	-	-	-	-
Changes to models and assumptions	(1)						(1)
Foreign exchange adjustments	-	-	-	-	-	-	-
ECL as of December 31, 2019	4	-	-	-	-	-	4

Issued foreign letters of credit
Disclosure of contingent liabilities [line items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2018
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	344,874	1,585	41,823	114	-	-	388,396
Substandard	-	-	-	-	-	-	-
Non-complying	-	-	-	-	-	-	-
Total	344,874	1,585	41,823	114	-	-	388,396

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	149,753	1,308	165,538	317	-	-	316,916
Substandard	-	-	-	-	-	-	-
Non-complying	-	-	-	-	-	-	-
Total	149,753	1,308	165,538	317	-	-	316,916

Schedule of change in gross carrying amount and ECL allowances

An analysis of changes in the outstanding exposures on issued foreign letters of credit during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2018	80,106	1,737	11,984	486	-	-	94,313
Net change on exposures	262,824	832	21,226	(1,498)	-	-	283,384
Transfer to Stage 1	6,268	-	(6,268)		-	-	-
Transfer to Stage 2	(13,420)	(1,098)	13,420	1,098	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	9,096	114	1,461	28	-	-	10,699
Exposure as of December 31, 2018	344,874	1,585	41,823	114	-	-	388,396

Outstanding exposure as of January 1, 2019	344,874	1,585	41,823	114	-	-	388,396
Net change on exposures	(41,247)	(362)	(21,391)	371	-	-	(62,629)
Transfer to Stage 1	20,794	491	(20,794)	(491)	-	-	-
Transfer to Stage 2	(167,024)	(333)	167,024	333	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	(7,644)	(73)	(1,124)	(10)	-	-	(8,851)
Exposure as of December 31, 2019	149,753	1,308	165,538	317	-	-	316,916

An analysis of changes in ECL exposures on issued foreign letters of credit during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2018	43	6	-	-	-	-	49
Net change on exposures	38	7	-	(1)	-	-	44
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	(6)	(3)	6	3	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	4	-	(6)	(2)	-	-	(4)
Foreign exchange adjustments	4	-	-	-	-	-	4
ECL as of December 31, 2019	83	10	-	-	-	-	93

ECL exposures as of January 1, 2019	83	10	-	-	-	-	93
Net change on exposures	(61)	(8)	10	18	-	-	(41)
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	(3)	(1)	3	1	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	-	-	(2)	-	-	-	(2)
Changes to models and assumptions	1	-	-	-	-	-	1
Foreign exchange adjustments	-	-	-	-	-	-	-
ECL as of December 31, 2019	20	1	11	19	-	-	51

Performance guarantees
Disclosure of contingent liabilities [line items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2018
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	1,685,980	54,523	477,489	3,470	-	22	2,221,484
Substandard	-	-	7,586	-	-	-	7,586
Non-complying	-	-	-	74	2,310	1,228	3,612
Total	1,685,980	54,523	485,075	3,544	2,310	1,250	2,232,682

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	1,804,374	44,325	414,621	10,970	-	-	2,274,290
Substandard	-	-	5,806	-	-	-	5,806
Non-complying	-	-	-	-	2,194	1,100	3,294
Total	1,804,374	44,325	420,427	10,970	2,194	1,100	2,283,390

Schedule of change in gross carrying amount and ECL allowances

An analysis of changes in the outstanding exposures on Performance guarantees during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2018	1,803,358	46,416	365,137	3,741	1,162	1,014	2,220,828
Net change on exposures	(6,282)	8,008	(23,779)	1,963	(786)	(1,935)	(22,811)
Transfer to Stage 1	189,344	10,346	(189,279)	(10,258)	(65)	(88)	-
Transfer to Stage 2	(332,091)	(9,034)	332,365	9,067	(274)	(33)	-
Transfer to Stage 3	(13)	(1,304)	(2,256)	(975)	2,269	2,279	-
Foreign exchange adjustments	31,664	91	2,887	6	4	13	34,665
Exposure as of December 31, 2018	1,685,980	54,523	485,075	3,544	2,310	1,250	2,232,682

Outstanding exposure as of January 1, 2019	1,685,980	54,523	485,075	3,544	2,310	1,250	2,232,682
Net change on exposures	129,463	(10,568)	(38,887)	8,898	(2,950)	(1,203)	84,753
Transfer to Stage 1	249,755	18,249	(249,755)	(18,092)	-	(157)	-
Transfer to Stage 2	(229,813)	(17,111)	230,906	17,417	(1,093)	(306)	-
Transfer to Stage 3	(74)	(729)	(3,884)	(792)	3,958	1,521	-
Foreign exchange adjustments	(30,937)	(39)	(3,028)	(5)	(31)	(5)	(34,045)
Exposure as of December 31, 2019	1,804,374	44,325	420,427	10,970	2,194	1,100	2,283,390

An analysis of changes in ECL exposures on Performance guarantees during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2018	1,841	384	947	-	470	34	3,676
Net change on exposures	664	73	(113)	(2)	(310)	(11)	301
Transfer to Stage 1	-	18	-	-	-	(18)	-
Transfer to Stage 2	(439)	(87)	442	90	(3)	(3)	-
Transfer to Stage 3	-	(80)	(86)	-	86	80	-
Impact on year-end ECL of exposures transferred between stages during the year	209	200	(444)	(88)	250	(79)	48
Foreign exchange adjustments	33	1	19	-	2	-	55
ECL as of December 31, 2018	2,308	509	765	-	495	3	4,080

ECL exposures as of January 1, 2019	2,308	509	765	-	495	3	4,080
Net change on exposures	(1,717)	(178)	767	789	(791)	471	(659)
Transfer to Stage 1	287	20	(287)	(20)	-	-	-
Transfer to Stage 2	(249)	(233)	919	233	(670)	-	-
Transfer to Stage 3	(2)	(22)	(192)	(17)	194	39	-
Impact on year-end ECL of exposures transferred between stages during the year	(18)	182	(684)	(231)	1,263	(39)	473
Changes to models and assumptions	(15)	-	152	-	-	-	137
Foreign exchange adjustments	7	(1)	-	-	-	-	6
ECL as of December 31, 2019	601	277	1,440	754	491	474	4,037

Undrawn credit lines
Disclosure of contingent liabilities [line items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2018
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	1,279,611	5,512,504	177,084	786,603	-	449	7,756,251
Substandard	-	-	1,502	-	-	-	1,502
Non-complying	-	-	-	60	328	11,184	11,572
Total	1,279,611	5,512,504	178,586	786,663	328	11,633	7,769,325

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	1,135,118	6,434,148	81,990	207,646	-	-	7,858,902
Substandard	-	-	1,468	-	-	-	1,468
Non-complying	-	-	-	-	359	9,531	9,890
Total	1,135,118	6,434,148	83,458	207,646	359	9,531	7,870,260

Schedule of change in gross carrying amount and ECL allowances

An analysis of changes in the outstanding exposures undrawn credit lines during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2018	1,199,593	5,086,210	147,053	794,449	411	12,690	7,240,406
Net change on exposures	111,426	621,021	(5,449)	(114,834)	(326)	(10,615)	601,223
Transfer to Stage 1	130,936	491,857	(130,926)	(488,237)	(11)	(3,619)	-
Transfer to Stage 2	(166,795)	(561,588)	166,892	563,941	(97)	(2,353)	-
Transfer to Stage 3	(120)	(1,928)	(217)	(13,476)	337	15,404	-
Foreign exchange adjustments	4,571	(123,068)	1,233	44,820	14	126	(72,304)
Exposure as of December 31, 2018	1,279,611	5,512,504	178,586	786,663	328	11,633	7,769,325

Outstanding exposure as of January 1, 2019	1,279,611	5,512,504	178,586	786,663	328	11,633	7,769,325
Net change on exposures	(182,381)	668,090	(50,111)	(96,818)	(204)	(8,651)	329,925
Transfer to Stage 1	162,455	1,058,685	(162,453)	(1,058,572)	(2)	(113)	-
Transfer to Stage 2	(118,673)	(593,536)	118,848	598,413	(175)	(4,877)	-
Transfer to Stage 3	(57)	(1,970)	(365)	(9,938)	422	11,908	-
Foreign exchange adjustments	(5,837)	(209,625)	(1,047)	(12,102)	(10)	(369)	(228,990)
Exposure as of December 31, 2019	1,135,118	6,434,148	83,458	207,646	359	9,531	7,870,260

An analysis of changes in ECL exposures on undrawn credit lines during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2018	937	8,071	147	4,747	-	5,069	18,971
Net change on exposures	684	2,796	21	(2,669)	41	(1,450)	(577)
Transfer to Stage 1	99	1,463	(96)	(817)	(4)	(645)	-
Transfer to Stage 2	(87)	(3,246)	124	3,898	(37)	(652)	-
Transfer to Stage 3	-	(92)	(5)	(818)	5	910	-
Impact on year-end ECL of exposures transferred between stages during the year	(3)	31	(56)	(441)	(5)	2,028	1,554
Foreign exchange adjustments	4	100	2	294	-	38	438
ECL as of December 31, 2018	1,634	9,123	137	4,194	-	5,298	20,386

ECL exposures as of January 1, 2019	1,634	9,123	137	4,194	-	5,298	20,386
Net change on exposures	(1,229)	4,832	25	(1,245)	63	(848)	1,598
Transfer to Stage 1	88	6,162	(87)	(6,141)	(1)	(21)	-
Transfer to Stage 2	(113)	(6,056)	191	7,838	(78)	(1,782)	-
Transfer to Stage 3	-	(149)	(12)	(792)	12	941	-
Impact on year-end ECL of exposures transferred between stages during the year	(35)	(389)	(129)	(1,116)	83	1,006	(580)
Changes to models and assumptions	(112)	(269)	63	(28)	-	-	(346)
Foreign exchange adjustments	1	(119)	(3)	(66)	(1)	(54)	(242)
ECL as of December 31, 2019	234	13,135	185	2,644	78	4,540	20,816

Other commitments
Disclosure of contingent liabilities [line items]
Schedule of credit quality and the maximum exposure to credit risk
	As of December 31, 2018
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	46,561	-	-	-	-	-	46,561
Substandard	-	-	-	-	-	-	-
Non-complying	-	-	-	-	-	-	-
Total	46,561	-	-	-	-	-	46,561

	As of December 31, 2019
	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Normal	155,163	-	-	-	-	-	155,163
Substandard	-	-	-	-	-	-	-
Non-complying	-	-	-	-	-	-	-
Total	155,163	-	-	-	-	-	155,163

Schedule of change in gross carrying amount and ECL allowances

An analysis of changes in the outstanding exposures on other commitments during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
Outstanding exposure as of January 1, 2018	49,519	-	11,090	-	-	-	60,609
Net change on exposures	(2,958)	-	(11,090)	-	-	-	(14,048)
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	-	-	-	-	-	-	-
Exposure as of December 31, 2018	46,561	-	-	-	-	-	46,561

Outstanding exposure as of January 1, 2019	46,561	-	-	-	-	-	46,561
Net change on exposures	108,602	-	-	-	-	-	108,602
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Foreign exchange adjustments	-	-	-	-	-	-	-
Exposure as of December 31, 2019	155,163	-	-	-	-	-	155,163

An analysis of changes in ECL exposures on other commitments during the 2018 and 2019 periods are as follows:

	Stage 1		Stage 2		Stage 3
	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Individual MCh$	Group MCh$	Total MCh$
ECL exposures as of January 1, 2018	-	-	-	-	-	-	-
Net change on exposures	-	-	-	-	-	-	-
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	-	-	-	-	-	-	-
Foreign exchange adjustments	-	-	-	-	-	-	-
ECL as of December 31, 2018	-	-	-	-	-	-	-

ECL exposures as of January 1, 2019	-	-	-	-	-	-	-
Net change on exposures	-	-	-	-	-	-	-
Transfer to Stage 1	-	-	-	-	-	-	-
Transfer to Stage 2	-	-	-	-	-	-	-
Transfer to Stage 3	-	-	-	-	-	-	-
Impact on year-end ECL of exposures transferred between stages during the year	-	-	-	-	-	-	-
Changes to models and assumptions	-	-	-	-	-	-	-
Foreign exchange adjustments	-	-	-	-	-	-	-
ECL as of December 31, 2019	-	-	-	-	-	-	-